Artisan Small Cap Fund Investment Strategy - Artisan Small Cap Fund	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund’s investment team employs a fundamental investment process to construct a diversified portfolio of US small-cap growth companies. The team seeks to invest in companies that it believes possess franchise characteristics, are benefiting from an accelerating profit cycle and are trading at a discount to its estimate of private market value. The Fund’s investment process focuses on two distinct elements—security selection and capital allocation. The team overlays its investment process with sustainability considerations and broad knowledge of the global economy.■Security Selection—The team seeks to identify companies that have franchise characteristics (e.g., low cost production capability, possession of a proprietary asset, dominant market share or a defensible brand name), are benefiting from an accelerating profit cycle and are trading at a discount to the team’s estimate of private market value. The team looks for companies that are well positioned for long-term growth, which is driven by demand for their products and services at an early enough stage in their profit cycle to benefit from the increased cash flows produced by the emerging profit cycle.■Capital Allocation—Based on the team’s fundamental analysis of a company’s profit cycle, it divides the portfolio into three parts. GardenSM investments are small positions in the early part of their profit cycle that may warrant more sizeable allocations as their profit cycle accelerates. CropSM investments are positions that are being increased to a full weight because the team believes they are moving through the strongest part of their profit cycles. HarvestSM investments are positions that are being reduced as they near the team’s estimates of full valuation or their profit cycles begin to decelerate.■Sustainability Considerations—The team employs a framework in assessing material sustainability exposures factors that informs its security selection and capital allocation process. ■Broad Knowledge—The team overlays the security selection and capital allocation elements of its investment process with a desire to invest opportunistically across the entire global economy. The team seeks broad knowledge of the global economy in order to position it to find growth wherever it occurs.The Fund invests primarily in US companies and, under normal circumstances, the Fund invests no less than 80% of its net assets plus any borrowings for investment purposes at market value at the time of purchase in the common stocks of small companies. The Fund defines small companies as those with market capitalizations less than $8 billion or the market capitalization of the largest company in the Russell 2000® Index on a rolling one-year basis, whichever is greater. The Fund will not initiate a position in a company unless it has a market capitalization that is within the range of the market capitalizations of companies in the Russell 2000® Index as of the most recent calendar year-end (between $5.6 million and $31.2 billion as of 31 December 2025).The Fund may invest in the securities of non-US companies, but only if the securities are purchased or sold in the US. The Fund’s maximum investment in those securities, including, without limitation, depositary receipts, is 10% of the Fund’s total assets at market value at the time of purchase. The Fund may also, from time to time, invest in other private placements and restricted securities.